General information	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
General information
1. General information
Ermenegildo Zegna N.V. (formerly known as Ermenegildo Zegna Holditalia S.p.A., and hereinafter referred to as the “Company” or the “Parent Company” and together with its consolidated subsidiaries, or any one or more of them, as the context may require, the “Ermenegildo Zegna Group” or the “Group”) is the holding company of the Group and is incorporated as a public company (naamloze vennootschap) under the laws of the Netherlands and its ordinary shares are listed on the New York Stock Exchange under the “ZGN” ticker. The Company is domiciled in Amsterdam, the Netherlands, and the Company’s registered office is Viale Roma 99/100, Valdilana (Biella), Italy.
The Ermenegildo Zegna Group is a global luxury player, with a leading position in the high-end menswear business, internationally recognized for its unique textile and manufacturing platform. Heritage, Italian craftsmanship, quality and innovation are the key ingredients of its three complementary brands: ZEGNA, Thom Browne and TOM FORD FASHION, through which the Group reaches different communities, from ZEGNA’s absolute luxury, to the modern tailoring of Thom Browne, to luxury glamour with TOM FORD FASHION. Thanks to Thom Browne and TOM FORD FASHION, the Group can also play an important, and growing, role in the luxury womenswear and leather goods segment.
The Group was founded in 1910 in Northern Italy, in the town of Trivero, as a wool mill by Ermenegildo Zegna (the grandfather of the Group’s current Chairman and Chief Executive Officer) with the dream of creating the most beautiful and luxurious fabrics in the world. In the 60ies the Company moved from textile into men’s ready-to-wear while in the 80ies it expanded its business internationally with the opening of the first monobrand boutique in Paris in 1980 marking the beginning of an extensive retail network development at worldwide level. In 2018 it acquired 85% of Thom Browne Inc. and on April 28, 2023, following the completion of the acquisition of Tom Ford International (“TFI”) (the “TFI Acquisition”), the Group became a long-term licensee of the Estée Lauder Companies Inc. (“ELC”) for the TOM FORD brand for men’s and women’s fashion and accessories business.
The Group’s Filiera, the unique supply chain composed by some of the finest Italian high-end textile producers is fully integrated in the Group’s luxury manufacturing capabilities.
The Group controls the most important phases of the value chain, from designing to manufacturing, and to distribution. Over the years, the Group has reached a significant international presence through the direct-to-consumer retail channel, as well as through selected wholesale customers.